Taxation (Tax Holiday Effect) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
TAXATION [Abstract]
Tax holiday effect	$ 10,110	$ 28,385	$ 17,736
Basic net income per share effect	$ 0.26	$ 0.73	$ 0.46